FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits	¥ 804,692		¥ 1,220,797	$ 115,900
Total fair value	1,339,857		1,503,944	192,980
Short-term investments	104,266		45,540	15,018
Fair Value, Measured on NonRecurring Basis, Gain Loss Included in Earnings	(3,583)	$ (516)
Liabilities measured at fair value	52,240			7,524
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	52,240			7,524
Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	4,266			615
Fair Value, Measurements, Nonrecurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (Loss) on Investments
Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Gain (Loss) on Investments	(3,583)	$ (516)
Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	100,000		45,540	14,403
Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	312,165		240,646	44,961
Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	223,000		42,501	$ 32,119
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits
Total fair value
Short-term investments	4,266
Liabilities measured at fair value
Quoted prices in active markets for identical assets (Level 1) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value
Quoted prices in active markets for identical assets (Level 1) [Member] | Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	4,266
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments | $
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (Loss) on Investments
Quoted prices in active markets for identical assets (Level 1) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Quoted prices in active markets for identical assets (Level 1) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Quoted prices in active markets for identical assets (Level 1) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits	804,692
Total fair value	1,339,857
Short-term investments	100,000		45,540
Liabilities measured at fair value
Significant other observable inputs (Level 2) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value
Significant other observable inputs (Level 2) [Member] | Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (Loss) on Investments
Significant other observable inputs (Level 2) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	100,000
Significant other observable inputs (Level 2) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	312,165
Significant other observable inputs (Level 2) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	223,000
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits
Total fair value
Short-term investments
Liabilities measured at fair value	52,240
Significant unobservable inputs (Level 3) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	52,240
Significant unobservable inputs (Level 3) [Member] | Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (Loss) on Investments
Significant unobservable inputs (Level 3) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant unobservable inputs (Level 3) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant unobservable inputs (Level 3) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents